Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jun. 29, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Statutory Prospectus Supplement dated September 18, 2020
The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for the Fund listed below:

Invesco High Yield Bond Factor Fund
This supplement amends the Statutory Prospectus of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.
The following paragraph replaces in its entirety the sixth paragraph found under the heading “Fund Summary - Principal Investment Strategies of the Fund”:
Additionally, the Fund may invest up to 20% of its net assets in U.S. Treasury and agency securities. The Fund may also invest up to 10% of its net assets in certain collateralized debt obligations (CDOs), including collateralized mortgage obligations (CMOs) and collateralized loan obligations (CLOs), of any rating, and loan obligations, including bank loans. The Fund may also, subject to the requirements regarding below-investment grade allocations described above, invest in foreign debt securities, including securities issued by foreign governments or companies in developing and emerging markets, i.e., those that are generally in the early stages of their industrial cycles, but may only invest up to 10% of its net assets in securities denominated in non-U.S. dollar currencies. The portfolio managers may use derivatives to seek to hedge any foreign currency exposure.

Statutory Prospectus Supplement dated September 18, 2020
The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for the Fund listed below:

Invesco Intermediate Bond Factor Fund
This supplement amends the Statutory Prospectus of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.
The following paragraph replaces in its entirety the eighth paragraph found under the heading “Fund Summary - Principal Investment Strategies of the Fund”:
The Fund may invest in foreign debt securities, including securities issued by foreign governments or companies in developing and emerging markets, i.e., those that are generally in the early stages of their industrial cycles, but may only invest up to 25% of its net assets in securities denominated in non-U.S. dollar currencies of which no more than 10% may remain unhedged. The portfolio managers may use derivatives to seek to hedge any foreign currency exposure.

Invesco High Yield Bond Factor Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Statutory Prospectus Supplement dated September 18, 2020
The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for the Fund listed below:

Invesco High Yield Bond Factor Fund
This supplement amends the Statutory Prospectus of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.
The following paragraph replaces in its entirety the sixth paragraph found under the heading “Fund Summary - Principal Investment Strategies of the Fund”:
Additionally, the Fund may invest up to 20% of its net assets in U.S. Treasury and agency securities. The Fund may also invest up to 10% of its net assets in certain collateralized debt obligations (CDOs), including collateralized mortgage obligations (CMOs) and collateralized loan obligations (CLOs), of any rating, and loan obligations, including bank loans. The Fund may also, subject to the requirements regarding below-investment grade allocations described above, invest in foreign debt securities, including securities issued by foreign governments or companies in developing and emerging markets, i.e., those that are generally in the early stages of their industrial cycles, but may only invest up to 10% of its net assets in securities denominated in non-U.S. dollar currencies. The portfolio managers may use derivatives to seek to hedge any foreign currency exposure.

Invesco Intermediate Bond Factor Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Statutory Prospectus Supplement dated September 18, 2020
The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for the Fund listed below:

Invesco Intermediate Bond Factor Fund
This supplement amends the Statutory Prospectus of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.
The following paragraph replaces in its entirety the eighth paragraph found under the heading “Fund Summary - Principal Investment Strategies of the Fund”:
The Fund may invest in foreign debt securities, including securities issued by foreign governments or companies in developing and emerging markets, i.e., those that are generally in the early stages of their industrial cycles, but may only invest up to 25% of its net assets in securities denominated in non-U.S. dollar currencies of which no more than 10% may remain unhedged. The portfolio managers may use derivatives to seek to hedge any foreign currency exposure.